Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 225,308	$ 281,370	$ 223,845
Taiwan
Net sales	47,653	74,034	61,174
United States
Net sales	22,528	20,230	25,535
Japan
Net sales	3,936	5,363	2,769
Korea
Net sales	115,287	137,797	78,718
China
Net sales	29,129	37,507	49,000
Others
Net sales	$ 6,775	$ 6,439	$ 6,649